Initial Public Offering (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units per share				$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 100,000,000
Warrant exercisable		$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000	11,500,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 15,000,000